Royalty, Stream and Working Interests - Impairments of Royalties, Streams and Working Interests (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / bbl $ / $	Dec. 31, 2021 USD ($)
Royalty, stream and working interests
Impairment reversals		$ (68,000,000.0)
Recoverable amount	$ 218,000,000.0
Edmonton Light prices (in US $/ barrels) | $ / bbl	4.89
Exchange rate (US $ / Canadian dollar) | $ / $	0.80
WTI oil price (in US $/ barrels)		2
Increase (Decrease) to impairment charges due to 1% increase in discount rate	$ (16,900,000)
Increase (Decrease) to impairment charges due to 1% decrease in discount rate	19,000,000.0
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices	33,300,000
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices	$ (54,900,000)
Discount rate (as a percent)	10.50%
2022
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		72.83
2023
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		68.78
2024
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		66.76
2025
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		68.09
2026
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		$ 69.45
Weyburn
Royalty, stream and working interests
Increase (Decrease) to impairment charges due to 1% increase in discount rate	$ (16,900,000)
Increase (Decrease) to impairment charges due to 1% decrease in discount rate	19,000,000.0
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices	33,300,000
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices	$ (54,900,000)